401(k) Savings Plan - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Contribution by company	$ 25,000	$ 0